Basis of preparation, significant judgments, and accounting policies, Going Concern (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Going concern basis [Abstract]
Bank loans or other debt outstanding	$ 0
Cash and cash equivalents	244,954	$ 100,791	$ 77,483	$ 78,420
Marketable securities	57,800	62,400
Other financial assets	$ 12,558	$ 19,387